THIS DOCUMENT IS A COPY OF THE FORM N-Q FILED ON SEPTEMBER 29, 2004 PURSUANT TO A RULE 201 TEMPORARY HARDSHIP EXEMPTION.

   As filed with the Securities and Exchange Commission on September 29, 2004


                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

                   QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                   REGISTERED MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number: 811-21200

                 NEUBERGER BERMAN REAL ESTATE INCOME FUND, INC.
                 ----------------------------------------------
             (Exact Name of the Registrant as Specified in Charter)
                           605 Third Avenue, 2nd Floor
                          New York, New York 10158-0180
               (Address of Principal Executive Offices - Zip Code)

       Registrant's telephone number, including area code: (212) 476-8800

                    Peter E. Sundman, Chief Executive Officer
                 Neuberger Berman Real Estate Income Fund, Inc.
                           605 Third Avenue, 2nd Floor
                          New York, New York 10158-0180

                              Arthur Delibert, Esq.
                           Kirkpatrick & Lockhart LLP
                         1800 Massachusetts Avenue, N.W.
                           Washington, D.C. 20036-1221
                   (Names and addresses of agents for service)

Date of fiscal year end: October 31, 2004

Date of reporting period: July 31, 2004

Form N-Q is to be used by management investment companies to file reports with the Commission not later than 60 days after the close of their first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 ("1940 Act")(17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. SCHEDULE OF INVESTMENTS.


                                      NEUBERGER BERMAN JULY 31, 2004 (UNAUDITED)

Schedule of Investments Real Estate Income Fund

Number of Shares                                                   Market Value+
                                                                ($000's omitted)
Common Stocks (118.5%)

Apartments (22.9%)
  23,200           Amli Residential Properties
                   Trust                                                $    670
  90,000           Apartment Investment &
                   Management                                              2,877
  75,000           Archstone-Smith Trust                                   2,207
  43,000           Avalonbay Communities                                   2,503 ss.
  85,700           Camden Property Trust                                   3,856
 114,400           Gables Residential Trust                                3,781
  47,000           Home Properties                                         1,767
  37,200           Mid-America Apartment
                   Communities                                             1,334 ss.
  33,500           Town & Country Trust                                      818 ss.
  72,800           United Dominion Realty Trust                            1,412
                                                                        --------
                                                                          21,225

Commercial Services (0.2%)
   8,000           Capital Trust                                             196

Community Centers (8.7%)
  24,000           Developers Diversified                                    861
                   Realty
  18,400           Federal Realty Investment
                   Trust                                                     776
  30,900           Heritage Property Investment
                   Trust                                                     849
  67,000           New Plan Excel Realty Trust                             1,591
  10,000           Ramco-Gershenson Properties
                   Trust                                                     257
  95,700           Tanger Factory Outlet Centers                           3,795
                                                                        --------
                                                                           8,129

Diversified (16.0%)
 103,900           Colonial Properties Trust                               3,948 ss.
 139,800           iStar Financial                                         5,312
  56,800           Lexington Corporate
                   Properties Trust                                        1,111 ss.
  78,000           Vornado Realty Trust                                    4,531 ss.
                                                                        --------
                                                                          14,902

Health Care (16.1%)
 110,000           Health Care Property                                    2,746
                   Investors
  84,700           Health Care REIT                                        2,733 ss.
  57,000           Nationwide Health Properties                            1,089
 329,800           Ventas, Inc.                                            8,416 (00)
                                                                        --------
                                                                          14,984

Industrial (2.4%)
  42,800           EastGroup Properties                                    1,388
  22,100           First Industrial Realty Trust                             810
                                                                        --------
                                                                           2,198

Lodging (0.4%)
  10,000           Hospitality Properties Trust$                             399

Office (29.4%)
  99,700           Arden Realty                                            3,031
  79,800           Brandywine Realty Trust                                 2,179
 134,500           CarrAmerica Realty                                      4,101
 120,100           Equity Office Properties Trust                          3,117
  77,400           Glenborough Realty Trust                                1,415
  69,800           Highwoods Properties                                    1,619
 107,500           Kilroy Realty                                           3,805
  92,900           Mack-Cali Realty                                        3,800
  30,400           Maguire Properties                                        752
 100,800           Prentiss Properties Trust                               3,453
                                                                        --------
                                                                          27,272

Office - Industrial (8.9%)
  43,600           Bedford Property Investors                              1,220 ss.
  35,700           Duke Realty                                             1,098
  76,300           Liberty Property Trust                                  2,930
 107,600           Reckson Associates Realty                               2,982
                                                                        --------
                                                                           8,230

Regional Malls (11.0%)
  15,000           CBL & Associates Properties                               826
 195,600           Glimcher Realty Trust                                   4,237
  28,000           Macerich Co.                                            1,341
  67,400           Mills Corp.                                             3,073
  21,100           Pennsylvania REIT                                         736
                                                                        --------
                                                                          10,213

Self Storage (2.5%)
   9,700           Public Storage, Depositary Shares                         262
  30,600           Shurgard Storage Centers                                1,132
  23,100           Sovran Self Storage                                       896
                                                                        --------
                                                                           2,290

Total Common Stocks
(Cost $82,553)                                                           110,038
                                                                        --------

Preferred Stocks (25.3%)

Apartments (2.2%)
   2,000           Apartment Investment &
                   Management, Ser. G                                         52
  18,800           Apartment Investment &
                   Management, Ser. Q                                        500
  31,800           Apartment Investment &
                   Management, Ser. R                                        854
  27,000           Apartment Investment &
                   Management, Ser. T                                        659
                                                                        --------
                                                                           2,065

See Notes to Schedule of Investments

Schedule of Investments Real Estate Income Fund  cont'd

Number of Shares                                        Market Value+
                                                     ($000's omitted)
Commercial Services (0.6%)
 20,000         Newcastle Investment, Ser. B                      536

Community Centers (1.1%)
 10,000         Developers Diversified Realty,
                Ser. I                                            250
 13,100         Ramco-Gershenson Properties
                Trust, Ser. B                                     350
 17,000         Saul Centers, Ser. A                              442 ss.
                                                              -------
                                                                1,042

Diversified (1.5%)
 45,200         Crescent Real Estate Equities,
                Ser. A                                            921
 19,500         Crescent Real Estate Equities,
                Ser. B                                            501 (00)
                                                              -------
                                                                1,422

Health Care (2.3%)
 56,000         LTC Properties, Ser. E                          1,898
  7,800         SNH Capital Trust, Ser. Z                         211
                                                              -------
                                                                2,109

Lodging (6.3%)
 66,300         Boykin Lodging, Ser. A                          1,783
 18,000         Equity Inns, Ser. B                               470
 20,400         Felcor Lodging Trust, Ser. A                      496 ss.
 86,500         Felcor Lodging Trust, Ser. B                    2,176 ss.
 34,000         LaSalle Hotel Properties, Ser. A                  916
                                                              -------
                                                                5,841

Office (0.9%)
  5,100         Corporate Office Properties
                Trust, Ser. F                                     137
  2,752         Glenborough Realty Trust,
                Ser. A                                             67
 25,000         HRPT Properties Trust, Ser. A                     666
                                                              -------
                                                                  870

Office - Industrial (2.7%)
 50,000         Bedford Property Investors,
                Ser. A                                          2,488 **

Regional Malls (7.7%)
 32,000         Glimcher Realty Trust, Ser. F                     832
 13,500         Glimcher Realty Trust, Ser. G                     333
100,000         Mills Corp., Ser. B                             2,635
 11,400         Mills Corp., Ser. C                               303
 50,200         Pennsylvania REIT, Ser. A                       2,987
                                                              -------
                                                                7,090

Self Storage (0.0%)
    900         Sovran Self Storage, Ser. B                        23

Total Preferred Stocks
                (Cost $22,116)                                 23,486
                                                              -------

Principal Amount

Short-Term Investments (16.7%)

$14,820,300     N&B Securities Lending Quality
                Fund, LLC                                      14,820 ++
639,843         Neuberger Berman Institutional
                Cash Fund Trust Class                             640 @
                                                              -------

Total Short-Term Investments
(Cost $15,460)                                                 15,460 #
                                                              -------

Total Investments (160.5%)
(Cost $120,129)                                               148,984 ##
Liabilities, less cash, receivables
  and other assets [(15.3%)]                                  (14,163) @@
Liquidation Value of Auction
  Market Preferred shares [(45.2%)]                           (42,000)
                                                              -------

Total Net Assets applicable to Common
Shareholders (100.0%)                                          92,821
                                                              -------

                                      NEUBERGER BERMAN JULY 31, 2004 (UNAUDITED)

Notes to Schedule of Investments
--------------------------------

+ Investments in securities by Neuberger Berman Real Estate Income Fund Inc. (the "Fund") are valued at the latest sales price where that price is readily available; securities for which no sales were reported, unless otherwise noted, are valued at the last available bid price. Securities traded primarily on the NASDAQ Stock Market are normally valued by the Fund at the NASDAQ Official Closing Price ("NOCP") provided by NASDAQ each business day. The NOCP is the most recently reported price as of 4:00:02 p.m., Eastern time, unless that price is outside the range of the "inside" bid and asked prices (i.e., the bid and asked prices that dealers quote to each other when trading for their own accounts); in that case, NASDAQ will adjust the price to equal the inside bid or asked price, whichever is closer. Because of delays in reporting trades, the NOCP may not be based on the price of the last trade to occur before the market closes. The Fund values all other securities by a method the Board of Directors of the Fund (the "Board") believes accurately reflects fair value. Numerous factors may be considered when determining the fair value of a security, including available analyst, media or other reports, trading in futures or ADRs and whether the issuer of the security being fair valued has other securities outstanding. Foreign security prices are furnished by independent quotation services expressed in local currency values. Foreign security prices are translated from the local currency into U.S. dollars using the exchange rate as of 12:00 p.m., Eastern time. The Board has approved the use of FT Interactive Data Corporation ("FT Interactive") to assist in determining the fair value of the Fund's foreign equity securities in the wake of certain significant events. Specifically, when changes in the value of a certain index suggest that the closing prices on the foreign exchanges no longer represent the amount that the Fund could expect to receive for those securities, FT Interactive will provide adjusted prices for certain foreign equity securities based on an analysis showing historical correlations between the prices of those securities and changes in the index. In the absence of precise information about the market values of these foreign securities as of the close of the New York Stock Exchange, the Board has determined on the basis of available data that prices adjusted in this way are likely to be closer to the prices the Fund could realize on a current sale than are the prices of those securities established at the close of the foreign markets in which the securities primarily trade. However, fair value prices are necessarily estimates, and there is no assurance that such a price will be at or close to the price at which the security next trades. Short-term debt securities with less than 60 days until maturity may be valued at cost which, when combined with interest earned, approximates market value.

#      At cost, which approximates market value.

## At July 31, 2004, the cost of investments for U.S. Federal income tax purposes was $120,129,000. Gross unrealized appreciation of investments was $29,338,000 and gross unrealized depreciation of investments was $483,000, resulting in net unrealized appreciation of $28,855,000, based on cost for U.S. Federal income tax purposes.

** Security exempt from registration under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers under Rule 144A and are deemed liquid. At July 31, 2004, these securities amounted to $2,488,000 or 2.7% of net assets applicable to common shareholders.

(00)   Security is segregated as collateral for interest rate swap contracts.

ss.    All or a portion of this security is on loan.

++     Affiliated issuer.

@ Neuberger Berman Institutional Cash Fund is also managed by Neuberger Berman Management Inc.

@@ At July 31, 2004, the Fund had outstanding interest rate swap contracts as follows:

                                                                Rate Type
                                                          ----------------------
                                                                                        Accrued
       Swap                                               Payments      Payments   Net Interest       Unrealized
       Counter             Notional         Termination    made by   received by     Receivable     Appreciation        Total
       Party                 Amount                Date   the Fund   the Fund(1)      (Payable)   (Depreciation)   Fair Value
       Citibank, N.A.   $13,000,000   February 12, 2008     3.396%        1.363%      $(14,682)         $150,572     $135,890
       Citibank, N.A.   $13,000,000   February 12, 2010     3.923%        1.363%       (18,488)          240,094      221,606
                                                                                      --------          --------     --------
                                                                                       (33,170)          390,666      357,496

       (1) 30 day LIBOR (London Interbank Offered Rate)

ITEM 2. CONTROLS AND PROCEDURES.

(a) Based on an evaluation of the disclosure controls and procedures (as defined in rule 30a-3(c) under the Act) as of a date within 90 days of the filing date of this document, the Chief Executive Officer and Treasurer and Principal Financial and Accounting Officer of the Registrant have concluded that such disclosure controls and procedures are effectively designed to ensure that information required to be disclosed by the Registrant is accumulated and communicated to the Registrant's management to allow timely decisions regarding required disclosure.

(b) There were no significant changes in the Registrant's internal controls over financial reporting (as defined in rule 30a-3(d) under the 1940 Act) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

ITEM 3. EXHIBITS

The certifications required by Rule 30a-2(a) of the 1940 Act are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Neuberger Berman Real Estate Income Fund, Inc.


By:     /s/ Peter E. Sundman
        -----------------------
Name:   Peter E. Sundman
Title:  Chief Executive Officer

Date:   September 28, 2004


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.



By:     /s/ Peter E. Sundman
        -----------------------
Name:   Peter E. Sundman
Title:  Chief Executive Officer

Date:   September 28, 2004



By:     /s/ Barbara Muinos
        ----------------------
Name:   Barbara Muinos
Title:  Treasurer and Principal Financial
        and Accounting Officer

Date:   September 28, 2004